Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Amendment Flag	false
Central Index Key	0000809821
Document Effective Date	Mar. 27, 2020
Document Creation Date	Mar. 26, 2020
Delaware Wealth Builder Fund | Class A
Document and Entity Information:
Trading Symbol	DDIAX
Delaware Wealth Builder Fund | Class C
Document and Entity Information:
Trading Symbol	DDICX
Delaware Wealth Builder Fund | Class R
Document and Entity Information:
Trading Symbol	DDDRX
Delaware Wealth Builder Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DDIIX
Delaware Small Cap Core Fund | Class A
Document and Entity Information:
Trading Symbol	DCCAX
Delaware Small Cap Core Fund | Class C
Document and Entity Information:
Trading Symbol	DCCCX
Delaware Small Cap Core Fund | Class R
Document and Entity Information:
Trading Symbol	DCCRX
Delaware Small Cap Core Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DCCIX
Delaware Small Cap Core Fund | Class R6
Document and Entity Information:
Trading Symbol	DCZRX
Delaware Small Cap Value Fund | Class A
Document and Entity Information:
Trading Symbol	DEVLX
Delaware Small Cap Value Fund | Class C
Document and Entity Information:
Trading Symbol	DEVCX
Delaware Small Cap Value Fund | Class R
Document and Entity Information:
Trading Symbol	DVLRX
Delaware Small Cap Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEVIX
Delaware Small Cap Value Fund | Class R6
Document and Entity Information:
Trading Symbol	DVZRX